DISCONTINUED OPERATIONS, EXIT/SALE OF PRODUCT LINES, SALE OF ASSETS AND ASSETS HELD FOR SALE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 28, 2013	Dec. 31, 2011 Office and Consumer Products 3M	Dec. 28, 2013 OCP and DES businesses Net sales	Dec. 29, 2012 OCP and DES businesses Net sales	Dec. 31, 2011 OCP and DES businesses Net sales	Jul. 01, 2013 OCP and DES businesses CCL	Jan. 29, 2013 OCP and DES businesses CCL
Discontinued Operations
Cash sales price per agreement		$ 550				$ 500
Maximum period of supply agreement							6 years
Sales price per agreement, net of cash provided	481.2					481.2
Net sales from continuing operations to discontinued operations			$ 45.8	$ 100.0	$ 100.0